April 16, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Gallery Trust Post-Effective Amendment No. 20 (File No. 333-206713) and Amendment No. 23 (File No. 811-23091) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Gallery Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 20 and, under the Investment Company Act of 1940, as amended, Amendment No. 23 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust: Mondrian Global Equity Value Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian London

Brian London, Esq.

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001